Papernuts Reverse Merger	9 Months Ended
Sep. 30, 2015
Unaudited Interim [Member]
Papernuts Reverse Merger
3.	Papernuts Reverse Merger

A reverse acquisition transaction involving a non-public operating entity and a non-operating public company is in substance a share-based payment transaction, rather than a business combination. The Transaction is equivalent to the issuance of shares by the non-public operating entity, Papernuts, for the net assets and the listing status of the non-operating public company, Axiom. The fair value of the shares issued was determined based on the fair value of the common shares issued by Axiom.

A summary of the transaction is as follows:

Deemed issuance of 49,714,642 post-Transaction common shares to the former shareholders of Papernuts Canada	$124,287

Cash and funds held in trust	$74,967
Accounts payable and accrued liabilities	(17,974)
Due to related parties	(61)
Loans payable	(148,035)
Listing costs reallocated to additional paid-in capital	215,390
Value attributed to Papernuts shares issued	$124,287